Revenue (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Revenue from Contract with Customer [Abstract]
Deferred revenue, current liabilities	$ 653	$ 870
Deferred revenue, non current liabilities	$ 1,548	$ 1,167